Revenue	9 Months Ended	12 Months Ended
	Sep. 26, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue
9.	REVENUE
The principal activity from which the Company generates its revenue is the manufacturing and distribution of after-market automotive parts for its customers, comprised of resellers and end users. The Company recognizes revenue at a point in time, rather than over time, as the performance obligation is satisfied when customer obtains control of the product upon title transfer and not as the product is manufactured or developed. The amount of revenue recognized is based on the purchase order price and adjusted for revenue allocated to variable consideration (i.e., estimated rebates, co-op advertising, etc.).
The Company collects sales tax and other taxes concurrent with revenue-producing activities which are excluded from revenue. Shipping and handling costs incurred after control of the product is transferred to our customers are treated as fulfillment costs and not a separate performance obligation.
The Company allows customers to return products when certain Company-established criteria are met. These sales returns are recorded as a charge against gross sales in the period in which the related sales are recognized, net of returns to stock. Returned products, which are recorded as inventories, are valued at the lower of cost or net realizable value. The physical condition and marketability of the returned products are the major factors considered in estimating realizable value. The Company also estimates expected sales returns and records the necessary adjustment as a charge against gross sales.

The Company’s payment terms with customers are customary and vary by customer and geography but typically range from 30 to 365 days. The Company elected the practical expedient to disregard the possible existence of a significant financing component related to payment on contracts, as the Company expects that customers will pay for the products within one year. The Company has evaluated the terms of our arrangements and determined that they do not contain significant financing components. Additionally, as all contracts with customers have an expected duration of one year or less, the Company has elected the practical expedient to exclude disclosure of information regarding the aggregate amount and future timing of performance obligations that are unsatisfied or partially satisfied as of the end of the reporting period. The Company provides limited warranties on most of its products against certain manufacturing and other defects. Provisions for estimated expenses related to product warranty are made at the time products are sold. Refer to Note 16 for more information.
The following table summarizes total revenue by product category:

	For the thirteen weeks ended		For the thirty-nine weeks ended
	September 26,	September 27,	September 26,	September 27,
	2021	2020	2021	2020
Electronic systems	$77,199	$70,371	$241,474	$197,493
Mechanical systems	37,026	29,383	118,295	85,218
Exhaust	16,971	18,905	59,587	53,062
Accessories	14,384	14,648	45,403	29,987
Safety	14,093	—	48,287	—

Total sales	$159,673	$133,307	$513,046	$365,760

The following table summarizes total revenue based on geographic location from which the product is shipped:

	For the thirteen weeks ended		For the thirty-nine weeks ended
	September 26,	September 27,	September 26,	September 27,
	2021	2020	2021	2020
United States	$155,626	$133,307	$501,196	$365,760
Italy	4,047	—	11,850	—

Total sales	$159,673	$133,307	$513,046	$365,760

7.	REVENUE
The principal activity from which the Company generates its revenue is the manufacturing and distribution of after-market automotive parts for its customers, comprised of resellers and end users. The Company recognizes revenue at a point in time, rather than over time, as the performance obligation is satisfied when the customer obtains control of the product upon title transfer and not as the product is manufactured or developed. The amount of revenue recognized is based on the purchase order price and adjusted for revenue allocated to variable consideration (i.e. estimated rebates, co-op advertising, etc.).
The Company collects sales tax and other taxes concurrent with revenue-producing activities which are excluded from revenue. Shipping and handling costs incurred after control of the product is transferred to our customers are treated as fulfillment costs and not a separate performance obligation.
The Company allows customers to return products when certain Company-established criteria are met. These sales returns are recorded as a charge against gross sales in the period in which the related sales are recognized, net of returns to stock. Returned products, which are recorded as inventories, are valued at the lower of cost or net realizable value. The physical condition and marketability of the returned products are the major factors considered in estimating realizable value. The Company also estimates expected sales returns and records the necessary adjustment as a charge against gross sales.
The Company’s payment terms with customers are customary and vary by customer and geography but typically range from 30 to 365 days. We elected the practical expedient to disregard the possible existence of a significant financing component related to payment on contracts, as we expect that customers will pay for the products within one year. We have evaluated the terms of our arrangements and determined that they do not contain significant financing components. Additionally, as all contracts with customers have an expected duration of one year or less, the Company has elected the practical expedient to exclude disclosure of information regarding the aggregate amount and future timing of performance obligations that are unsatisfied or partially satisfied as of the end of the reporting period. The Company provides limited warranties on most of its products against certain manufacturing and other defects. Provisions for estimated expenses related to product warranty are made at the time products are sold. Refer to Note 15 for more information.
The following table summarizes total revenue by product category:

	2020	2019	2018
Electronic systems	$266,742	$199,295	$47,110
Mechanical systems	$119,784	92,498	41,024
Exhaust	71,915	51,802	43,644
Accessories	38,543	25,068	6,133
Safety	7,195	—	—

Total sales	$504,179	$368,663	$137,911

The following table summarizes total revenue based on the geographic location from which the product is shipped for the years ended December 31:

	2020	2019	2018
United States	$502,661	$368,663	$137,911
Italy	1,518	—	—

Total sales	$504,179	$368,663	$137,911